FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 68.6%
	Commercial Services & Supplies — 1.0%
304,769	Tetra Tech, Inc. (b)	$11,014,352
	Construction & Engineering — 0.7%
113,169	Fluor Corp. (b) (c)	6,168,842
2,166	Quanta Services, Inc.	1,314,957
		7,483,799
	Electric Utilities — 13.4%
115,073	American Electric Power Co., Inc. (b)	14,088,387
9,605	Constellation Energy Corp.	2,639,166
211,249	Duke Energy Corp. (b)	25,330,868
176,458	Entergy Corp. (b)	18,759,250
96,324	Evergy, Inc. (b)	7,804,170
245,730	FirstEnergy Corp. (b)	11,269,178
17,199	IDACORP, Inc.	2,341,816
155,837	NextEra Energy, Inc. (b)	12,831,619
229,671	OGE Energy Corp.	10,479,888
154,064	PG&E Corp. (b)	2,044,429
296,903	PPL Corp. (b)	10,133,299
226,403	Southern (The) Co. (b)	19,923,464
143,187	Xcel Energy, Inc. (b)	10,837,824
		148,483,358
	Electrical Equipment — 0.7%
41,963	Generac Holdings, Inc. (b) (c)	7,779,101
	Energy Equipment & Services — 6.4%
136,536	Archrock, Inc. (b)	4,303,615
206,128	Baker Hughes Co. (b)	13,099,434
85,372	Cactus, Inc., Class A (b)	6,003,359
330,116	CES Energy Solutions Corp. (CAD)	4,423,142
106,348	Enerflex Ltd. (CAD)	2,168,472
274,711	Halliburton Co. (b)	10,123,100
70,803	Helmerich & Payne, Inc.	3,085,595
227,555	NOV, Inc.	4,844,646
213,330	SLB, Ltd. (b)	12,821,133
145,174	Technip Energies NV, ADR	5,078,187
96,557	Tenaris S.A., ADR (b)	5,394,640
		71,345,323
	Gas Utilities — 6.0%
140,474	AltaGas Ltd. (CAD)	5,443,817
16,277	Atmos Energy Corp.	2,704,098
351,680	National Fuel Gas Co. (b)	29,210,541
141,716	New Jersey Resources Corp.	7,559,131
172,098	ONE Gas, Inc.	13,642,209
188,928	UGI Corp. (b)	7,264,282
		65,824,078
	Independent Power and Renewable Electricity Producers — 0.8%
204,004	Clearway Energy, Inc., Class C	6,477,127
17,998	Vistra Corp. (b)	2,472,385
		8,949,512

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Machinery — 0.5%
4,243	Cummins, Inc.	$2,394,749
40,462	Flowserve Corp. (b)	3,200,140
		5,594,889
	Multi-Utilities — 9.5%
47,953	Ameren Corp. (b)	5,083,497
148,036	Atco Ltd., Class I (CAD)	7,946,808
363,564	CenterPoint Energy, Inc. (b)	14,397,134
153,809	CMS Energy Corp.	10,468,241
155,880	Dominion Energy, Inc.	10,289,639
52,243	DTE Energy Co. (b)	7,085,718
125,000	NiSource, Inc.	5,115,000
260,757	Public Service Enterprise Group, Inc. (b)	19,121,311
199,017	Sempra (b)	16,259,689
92,790	WEC Energy Group, Inc. (b)	9,851,514
		105,618,551
	Oil, Gas & Consumable Fuels — 28.8%
61,536	Cheniere Energy, Inc. (b)	17,949,436
155,313	Core Natural Resources, Inc. (b)	15,888,520
36,794	DT Midstream, Inc.	4,820,750
166,175	EOG Resources, Inc. (b)	24,088,728
216,059	EQT Corp. (b)	11,706,077
232,775	ExxonMobil Holdings Corp. (b)	37,465,136
33,456	Gulfport Energy Corp. (c)	6,003,679
123,707	Keyera Corp. (CAD)	5,365,293
1,324,978	Kinder Morgan, Inc. (b)	42,717,291
362,090	ONEOK, Inc. (b)	34,764,261
30,589	Phillips 66 (b)	7,542,636
444,195	Range Resources Corp.	18,354,137
333,519	Shell PLC, ADR (b)	30,500,313
219,239	SunocoCorp LLC	17,034,870
58,010	Targa Resources Corp. (b)	17,034,636
68,100	TotalEnergies SE (b)	6,013,911
293,306	Williams (The) Cos., Inc. (b)	22,012,615
		319,262,289
	Professional Services — 0.8%
57,485	Jacobs Solutions, Inc. (b)	8,568,139
	Total Common Stocks	759,923,391
	(Cost $698,255,545)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 27.1%
	Chemicals — 0.5%
241,422	Westlake Chemical Partners, L.P.	5,224,372
	Oil, Gas & Consumable Fuels — 26.6%
330,989	Alliance Resource Partners, L.P.	8,771,208
273,530	Cheniere Energy Partners, L.P.	19,226,424
3,522,868	Energy Transfer, L.P.	75,776,891
2,446,234	Enterprise Products Partners, L.P.	94,962,804

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
853,664	MPLX, L.P. (b)	$50,511,299
553,627	Plains All American Pipeline, L.P.	14,200,533
892,437	Plains GP Holdings, L.P. (d)	25,184,572
420,257	TXO Partners, L.P.	6,085,321
		294,719,052
	Total Master Limited Partnerships	299,943,424
	(Cost $206,511,647)

Shares	Description	Value
MONEY MARKET FUNDS — 4.5%
50,432,075	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.54% (e)	50,432,075
	(Cost $50,432,075)
	Total Investments — 100.2%	1,110,298,890
	(Cost $955,199,267)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.7)%
(375)	Ameren Corp.	$(3,975,375)	$115.00	09/18/26	(5,625)
(919)	American Electric Power Co., Inc.	(11,251,317)	130.00	11/20/26	(180,124)
(1,091)	Archrock, Inc.	(3,438,832)	35.00	11/20/26	(125,465)
(1,647)	Baker Hughes Co.	(10,466,685)	65.00	09/18/26	(148,230)
(573)	Cactus, Inc.	(4,029,336)	70.00	09/18/26	(100,275)
(2,848)	CenterPoint Energy, Inc. (f) (g)	(11,278,080)	46.00	09/18/26	(2,848)
(491)	Cheniere Energy, Inc.	(14,321,979)	295.00	09/18/26	(324,060)
(839)	Core Natural Resources, Inc.	(8,582,970)	105.00	09/18/26	(155,215)
(417)	DTE Energy Co.	(5,655,771)	140.00	10/16/26	(65,678)
(1,688)	Duke Energy Corp.	(20,240,808)	125.00	10/16/26	(194,120)
(1,410)	Entergy Corp.	(14,989,710)	110.00	10/16/26	(267,900)
(1,328)	EOG Resources, Inc.	(19,250,688)	160.00	09/18/26	(45,152)
(1,726)	EQT Corp.	(9,351,468)	59.00	09/18/26	(37,972)
(644)	Evergy, Inc. (f)	(5,217,688)	87.50	09/18/26	(3,864)
(1,831)	ExxonMobil Holdings Corp.	(29,469,945)	160.00	09/18/26	(851,415)
(1,933)	FirstEnergy Corp. (f)	(8,864,738)	50.00	09/18/26	(9,665)
(323)	Flowserve Corp.	(2,554,607)	85.00	09/18/26	(45,220)
(904)	Fluor Corp.	(4,927,704)	57.50	09/18/26	(81,360)
(335)	Generac Holdings, Inc.	(6,210,230)	270.00	11/20/26	(127,300)
(2,195)	Halliburton Co.	(8,088,575)	36.00	09/18/26	(340,225)
(459)	Jacobs Solutions, Inc.	(6,841,395)	155.00	09/18/26	(105,570)
(7,500)	Kinder Morgan, Inc.	(24,180,000)	33.00	10/16/26	(630,000)
(2,734)	MPLX, L.P.	(16,177,078)	60.00	09/18/26	(158,572)
(863)	National Fuel Gas Co. (f) (g)	(7,168,078)	85.00	09/18/26	(83,711)
(1,221)	NextEra Energy, Inc.	(10,053,714)	97.50	09/18/26	(3,663)
(2,837)	ONEOK, Inc.	(27,238,037)	105.00	09/18/26	(56,740)
(1,231)	PG&E Corp.	(1,633,537)	20.00	09/18/26	(1,231)
(244)	Phillips 66	(6,016,552)	260.00	09/18/26	(85,400)
(2,372)	PPL Corp.	(8,095,636)	36.00	10/16/26	(59,300)

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(1,205)	Public Service Enterprise Group, Inc. (f) (g)	$(8,836,265)	$82.50	09/18/26	$(1,205)
(1,590)	Sempra	(12,990,300)	90.00	11/20/26	(170,925)
(2,665)	Shell PLC	(24,371,425)	97.50	10/16/26	(266,500)
(1,704)	SLB Ltd.	(10,241,040)	57.50	09/18/26	(579,360)
(1,785)	Southern (The) Co.	(15,708,000)	100.00	09/18/26	(7,140)
(463)	Targa Resources Corp.	(13,595,995)	320.00	10/16/26	(210,665)
(360)	Tenaris S.A. (f)	(2,011,320)	62.50	09/18/26	(11,880)
(1,813)	Tetra Tech, Inc.	(6,552,182)	30.00	09/18/26	(1,160,320)
(544)	TotalEnergies SE	(4,804,064)	90.00	09/18/26	(65,280)
(1,480)	UGI Corp.	(5,690,600)	40.00	10/16/26	(96,200)
(143)	Vistra Corp.	(1,964,391)	140.00	09/18/26	(55,055)
(727)	WEC Energy Group, Inc. (f) (g)	(7,718,559)	120.00	10/16/26	(7,270)
(2,344)	Williams (The) Cos., Inc.	(17,591,720)	75.00	10/16/26	(703,200)
(1,144)	Xcel Energy, Inc.	(8,658,936)	80.00	10/16/26	(64,064)
	Total Written Options				(7,694,964)
	(Premiums received $7,322,809)
	Net Other Assets and Liabilities — 0.5%				5,114,623
	Net Assets — 100.0%				$1,107,718,549

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of August 31, 2026.
(f)
This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2026, investments noted as such are valued at $(120,443) or (0.0)% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FT Energy Income Partners Enhanced Income ETF (EIPI)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$759,923,391	$759,923,391	$—	$—
Master Limited Partnerships*	299,943,424	299,943,424	—	—
Money Market Funds	50,432,075	50,432,075	—	—
Total Investments	$1,110,298,890	$1,110,298,890	$—	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,694,964)	$(5,796,248)	$(1,803,682)	$(95,034)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.